Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Net Asset (Liability) [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The

following tables sets forth the fair value of the Company’s financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets measured at fair value

Money market funds	$929,842	$—	$—	$929,842

Cash equivalents	929,842	—	—	929,842

Term deposits	—	40,069	—	40,069
Asset backed securities	—	69,496	—	69,496
Government debt securities	—	47,308	—	47,308
Corporate debt securities	—	186,376	—	186,376

Available-for-sale investments	—	343,249	—	343,249

Total fair value of assets	$929,842	$343,249	$—	$1,273,091

Liabilities measured at fair value
Common stock warrant liabilities (Public)	$26,910	—	—	$26,910
Common stock warrant liabilities (Private Placement)	—	17,992	—	17,992
Earnout Shares Liability	—	—	109,844	109,844

Total fair value of liabilities	$26,910	$17,992	$109,844	$154,746

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets measured at fair value

Money market funds	$74,049	$—	$—	$74,049

Cash equivalents	74,049	—	—	74,049

Asset backed securities	—	52,022	—	52,022
Government debt securities	—	57,829	—	57,829
Corporate debt securities	—	258,736	—	258,736

Marketable debt securities	—	368,587	—	368,587

Total fair value of assets	$74,049	$368,587	—	$442,636

Summary of Debt Securities, Available-for-sale
The following is a summary of the Company’s
available-for-sale
securities (in thousands):

	December 31, 2021
	Adjusted Basis	Unrealized Gains	Unrealized Losses	Recorded Basis
Assets measured at fair value

Term deposits	$40,069	—	$—	$40,069
Asset backed securities	69,579	—	(83)	69,496
Government debt securities	47,355	—	(47)	47,308
Corporate debt securities	186,471	—	(95)	186,376

Total	$343,474	$—	$(225)	$343,249

	December 31, 2020
	Adjusted Basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Asset backed securities	$51,938	$84	—	$52,022
Government debt securities	57,826	3	—	57,829
Corporate debt securities	258,502	234	—	258,736

Total	$368,266	$321	—	$368,587

Summary of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table sets forth a summary of the change in the fair value, which is recognized as a component of other income within the consolidated statement of operations, of the Company’s Level 3 financial liabilities (in thousands):

	In-Q-Tel Warrant Liability	Earnout Shares Liability

Fair value as of January 1, 2021	$—	$—
Initial fair value of the In-Q-Tel warrant liability	602	—
Earnout Shares Liability recognized upon the closing of the reverse recapitalization	—	149,911
Change in fair value	89	(40,067)
Extinguishment of Legacy Joby In-Q-Tel warrant liability to common stock upon the reverse recapitalization	(691)	—

Fair value as of December 31, 2021	$—	$109,844